American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

FUNDAMENTAL EQUITY FUND

Supplement dated September 7, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER WHAT ARE THE FUND'S PRIMARY
INVESTMENT STRATEGIES AND PRINCIPAL RISKS? ON PAGE 2 OF THE PROSPECTUS:

The fund looks for common stocks of companies that the fund's portfolio managers believe are priced attractively in relation to their earnings growth potential and estimated dividend production. The fund will generally invest in larger companies, although it may purchase shares in companies of other sizes. The fund also may invest in initial public offerings (IPOs).

THE FOLLOWING REPLACES THE THIRD BULLET POINT UNDER WHAT ARE THE FUND'S PRIMARY
INVESTMENT STRATEGIES AND PRINCIPAL RISKS? ON PAGE 2 OF THE PROSPECTUS:

*  IPO RISK - Although the fund's performance has historically benefited from investments in IPOs, this benefit may not be sustainable as the fund's assets grow and market conditions change.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER HOW DOES THE FUND PURSUE ITS
INVESTMENT OBJECTIVES? ON PAGE 7 OF THE PROSPECTUS:

The fund generally looks for common stocks that the fund's portfolio managers believe are attractively priced relative to the companies' earnings growth potential and dividend yields. In implementing this approach, the managers use an investment methodology that focuses on stock-specific internal factors, such as achievable earnings estimates, sustainable growth rates and dividend payouts.
Risk control measures implemented by the portfolio managers help to provide diversification of securities and sectors within the fund. The fund will generally invest in larger-sized companies, although it may invest in companies of any size. The fund also may invest in initial public offerings (IPOs).

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER WHAT ARE THE PRINCIPAL RISKS
OF INVESTING IN THE FUND? ON PAGE 8 OF THE PROSPECTUS:

The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. Although the fund's performance has historically benefited from investments in IPOs, this benefit may not be sustainable as the fund's assets grow and market conditions change.

THE FOLLOWING REPLACES THE PORTFOLIO MANAGER INFORMATION FOR JERRY SULLIVAN ON
PAGE 10 OF THE PROSPECTUS:

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team since its inception in November 2004. He joined American Century in
February 2000 as a portfolio manager. He has a bachelor's degree in political science from Columbia University and an MBA with a concentration in finance and accounting from the Columbia University Graduate School of Business.

THE FOLLOWING REPLACES THE TABLE ON PAGE 13 OF THE PROSPECTUS:

A CLASS                            B CLASS
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Initial sales charge(1)            No initial sales charge
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Generally no contingent deferred   Contingent deferred sales charge
sales charge(2)                    on redemptions within six years
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12b-1 fee of 0.25%                 12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature              Convert to A Class shares eight
                                   years after purchase
--------------------------------------------------------------------------------
Generally more appropriate for     Purchases generally limited to investors
long-term investors                whose aggregate investments in American
                                   Century funds are less than $50,000;
                                   generally offered through financial
                                   intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                            R CLASS
--------------------------------------------------------------------------------
No initial sales charge            No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge   No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                 12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature              No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to     Generally offered through employer-sponsored
investors whose aggregate          retirement plans and other fee-based
investments in American Century    arrangements(4)
funds are less than $1,000,000;
generally more appropriate
for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 14 AND 15 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION ON PAGE
15 OF THE PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION ON PAGE
16 OF THE PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 16 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
16 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 17 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 26 OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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